INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 3,681	$ 2,663	$ 7,092	$ 5,346
Net income	425	1,306	719	1,719
Share of (losses) earnings from investments in associates and joint ventures	(34)	10	20	77	$ 88
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	5,455	3,897	10,471	7,862
Net income	$ 309	$ 324	$ 901	$ 846